Fair Value Measurements (Details) - EBP 017 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Common stock market value (in dollars per share)	$ 79.36	$ 44.89
Total investments at fair value	$ 31,550,077,505	$ 26,974,870,131
Total investments at contract value	2,721,206,752	2,636,956,605
Total investments	34,271,284,257	29,611,826,736
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	10,757,665,718	9,446,229,019
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,771,741,997	5,669,570,669
Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	606,391,588	483,462,432
U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,174,631,264	902,698,858
Other securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	44,098,638	27,900,512
CCT funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	12,195,548,300	10,445,008,641
Synthetic GICs
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at contract value	2,721,206,752	2,636,956,605
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	30,280,988,565	25,980,650,972
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	10,757,665,718	9,446,229,019
Level 1 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,771,741,997	5,669,570,669
Level 1 | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	556,032,550	419,842,643
Level 1 | Other securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | CCT funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	12,195,548,300	10,445,008,641
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,269,088,940	994,219,159
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	606,391,588	483,462,432
Level 2 | U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	618,598,714	482,856,215
Level 2 | Other securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	44,098,638	27,900,512
Level 2 | CCT funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Corporate bonds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | U.S. government securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Other securities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | CCT funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0